Revenues from Contracts with Customers (Tables)	12 Months Ended
Nov. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents our total revenues separated for our revenues from contracts with customers and our other sources of revenues (in thousands):

	Year Ended November 30,
	2021	2020	2019
Revenues from contracts with customers:
Commissions and other fees	$896,015	$822,248	$675,772
Investment banking	4,365,699	2,501,494	1,526,992
Other	880,088	599,485	587,364
Total revenues from contracts with customers	6,141,802	3,923,227	2,790,128

Other sources of revenue:
Principal transactions	1,623,713	1,916,508	559,300
Interest income	943,336	997,555	1,603,940
Other	331,032	118,640	405,288
Total revenues from other sources	2,898,081	3,032,703	2,568,528

Total revenues	$9,039,883	$6,955,930	$5,358,656
The following presents our revenues from contracts with customers disaggregated by major business activity and primary geographic regions (in thousands):

	Reportable Segments
	Investment Banking and Capital Markets	Asset Management	Merchant Banking	Corporate	Reconciling Items -Consolidation Adjustments	Total
Year Ended November 30, 2021
Major Business Activity:
Investment Banking - Advisory	$1,873,560	$—	$—	$—	$—	$1,873,560
Investment Banking - Underwriting	2,492,389	—	—	—	(250)	2,492,139
Equities (1)	881,957	—	—	—	(297)	881,660
Fixed Income (1)	14,355	—	—	—	—	14,355
Asset Management	—	14,837	—	—	—	14,837
Manufacturing revenues	—	—	538,628	—	—	538,628
Oil and gas revenues	—	—	182,973	—	—	182,973
Other revenues	—	—	143,650	—	—	143,650
Total revenues from contracts with customers	$5,262,261	$14,837	$865,251	$—	$(547)	$6,141,802

Primary Geographic Region:
Americas	$4,250,188	$14,218	$862,359	$—	$(547)	$5,126,218
Europe	766,746	619	1,863	—	—	769,228
Asia Pacific	245,327	—	1,029	—	—	246,356
Total revenues from contracts with customers	$5,262,261	$14,837	$865,251	$—	$(547)	$6,141,802

	Reportable Segments
	Investment Banking and Capital Markets	Asset Management	Merchant Banking	Corporate	Reconciling Items -Consolidation Adjustments	Total
Year Ended November 30, 2020
Major Business Activity:
Investment Banking - Advisory	$1,053,500	$—	$—	$—	$—	$1,053,500
Investment Banking - Underwriting	1,447,994	—	—	—	—	1,447,994
Equities (1)	807,350	—	—	—	(1,010)	806,340
Fixed Income (1)	15,908	—	—	—	—	15,908
Asset Management	—	14,702	—	—	—	14,702
Manufacturing revenues	—	—	421,434	—	—	421,434
Oil and gas revenues	—	—	102,210	—	—	102,210
Other revenues	—	—	61,139	—	—	61,139
Total revenues from contracts with customers	$3,324,752	$14,702	$584,783	$—	$(1,010)	$3,923,227

Primary Geographic Region:
Americas	$2,742,298	$9,754	$582,719	$—	$(1,010)	$3,333,761
Europe	401,853	4,948	1,698	—	—	408,499
Asia Pacific	180,601	—	366	—	—	180,967
Total revenues from contracts with customers	$3,324,752	$14,702	$584,783	$—	$(1,010)	$3,923,227

	Reportable Segments
	Investment Banking and Capital Markets	Asset Management	Merchant Banking	Corporate	Reconciling Items -Consolidation Adjustments	Total
Year Ended November 30, 2019
Major Business Activity:
Investment Banking - Advisory	$767,421	$—	$—	$—	$—	$767,421
Investment Banking - Underwriting	761,264	—	—	—	(1,693)	759,571
Equities (1)	662,804	—	—	—	(537)	662,267
Fixed Income (1)	13,505	—	—	—	—	13,505
Asset Management	—	23,188	—	—	—	23,188
Manufacturing revenues	—	—	324,659	—	—	324,659
Oil and gas revenues	—	—	173,626	—	—	173,626
Other revenues	—	—	65,891	—	—	65,891
Total revenues from contracts with customers	$2,204,994	$23,188	$564,176	$—	$(2,230)	$2,790,128

Primary Geographic Region:
Americas	$1,751,524	$16,334	$562,837	$—	$(537)	$2,330,158
Europe	374,411	6,854	935	—	(1,693)	380,507
Asia Pacific	79,059	—	404	—	—	79,463
Total revenues from contracts with customers	$2,204,994	$23,188	$564,176	$—	$(2,230)	$2,790,128

(1)    Revenues from contracts with customers associated with the equities and fixed income businesses primarily represent commissions and other fee revenue.